PROPERTY AND EQUIPMENT, NET (Schedule of Property And Equipment, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Cost		$ 125,442	$ 101,815
Less - accumulated depreciation and amortization	[1]	(74,982)	(62,768)
Total property and equipment, net		50,460	39,047	$ 35,644
Operating equipment, amount subject to lease transactions		28,800	30,400
Accumulated depreciation and amortization subject to lease transactions		13,000	15,900
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	[2]	59,074	52,096
Office furniture, equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Cost		42,754	33,913
Land [Member]
Property, Plant and Equipment [Line Items]
Cost		1,879	1,022
Building [Member]
Property, Plant and Equipment [Line Items]
Cost		6,415	2,205
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost		7,910	6,799
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost		$ 7,410	$ 5,780

[1]	As at December 31, 2018 and 2017, an amount of US$ 13.0 million and US$ 15.9 million is subject to operating lease transactions, respectively.
[2]	As December 31, 2018 and 2017, an amount of US$ 28.8 million and US$ 30.4 million is subject to operating lease transactions, respectively.